Financial Instruments With Off-Balance Sheet Risk, Contingencies And Concentration Of Credit Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk, Contingencies And Concentration Of Credit Risk [Abstract]
Financial Instruments With Off-Balance Sheet Risk, Contingencies And Concentration Of Credit Risk

23. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONTINGENCIES AND CONCENTRATION OF CREDIT RISK

Off-Balance Sheet Risk

The Corporation is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated statements of financial condition. The contractual amounts of those instruments reflect the extent of involvement the Corporation has in particular classes of financial instruments.

The Corporation's exposure to credit loss in the event of nonperformance by the counterparty to the financial instrument of commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet financial instruments.

Commitments to extend credit, which include unused lines of credit and unfunded commitments to originate loans, are agreements to lend to a customer as long as there is no violation of any condition established in the agreement. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Some of the commitments are expected to expire without being drawn upon, and the total commitment amounts do not necessarily represent future cash requirements. Total commitments to extend credit at December 31, 2011 were $353.0 million. The Corporation evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on a credit evaluation of the counterparty. Collateral varies but may include accounts receivable, marketable securities, inventory, property, plant and equipment, residential real estate, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Bank to a customer for a third party. Such standby letters of credits are issued to support private borrowing arrangements. The credit risk involved in issuing standby letters of credit is similar to that involved in extending loan facilities to customers. The collateral varies, but may include accounts receivable, marketable securities, inventory, property, plant and equipment, and residential real estate for those commitments for which collateral is deemed necessary. The Corporation's obligation under standby letters of credit as of December 31, 2011 amounted to $20.5 million. There were no outstanding bankers' acceptances as of December 31, 2011.

Contingencies

Legal Matters

In the ordinary course of business, the Corporation is subject to litigation, claims, and assessments that involve claims for monetary relief. Some of these are covered by insurance. Based upon information presently available to the Corporation and its counsel, it is the Corporation's opinion that any legal and financial responsibility arising from such claims will not have a material, adverse effect on its results of operations, financial condition or capital.

Indemnifications

In general, the Corporation does not sell loans with recourse, except to the extent that it arises from standard loan-sale contract provisions. These provisions cover violations of representations and warranties and, under certain circumstances, first payment default by borrowers. These indemnifications may include the repurchase of loans by the Corporation, and are considered customary provisions in the secondary market for conforming mortgage loan sales. For the twelve months ended December 31, 2011, 2010 and 2009, the Corporation recorded an immaterial amount of loan repurchases resulting from these provisions.

Concentrations of Credit Risk

The Corporation has a material portion of its loans in real estate related loans. A predominant percentage of the Corporation's real estate exposure, both commercial and residential, is in the Corporation's primary trade area which includes portions of Delaware, Chester, Montgomery and Philadelphia counties in Southeastern Pennsylvania. The Corporation is aware of this concentration and attempts to mitigate this risk to the extent possible in many ways, including the underwriting and assessment of borrower's capacity to repay. See Note 5 – "Loans and Leases" for additional information.

As of December 31, 2011, the Corporation had no loans sold with recourse outstanding.